Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's after elimination within the VIE structure included in the Company's consolidated balance sheets (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,202	$ 8,659	¥ 45,185
Restricted cash	1,916	262	1,271
Accounts receivable, net	295,713	40,513	475,992
Prepayments and other current assets	112,044	15,348	108,354
Amounts due from a related party			253
Total current assets	472,875	64,782	699,433
Non-current assets:
Property and equipment, net	8,847	1,212	14,635
Intangible assets, net	57,985	7,944	82,818
Right-of-use assets, net	4,647	637	6,217
Goodwill	65,481	8,971	65,481	¥ 65,481
Deferred tax assets	31,548	4,322	21,968
Other non-current assets	225,643	30,913	141,384
Total non-current assets	394,151	53,999	332,503
Total assets	867,026	118,781	1,031,936
Current liabilities:
Accounts payable	145,777	19,971	254,099
Accrued expenses and other current liabilities	74,269	10,175	108,132
Short-term debt	110,021	15,073	89,920
Short-term lease liabilities	2,818	386	3,906
Amounts due to a related party	1,350	185
Total current liabilities	337,062	46,177	458,790
Non-current liabilities:
Deferred tax liabilities	599	82	4,689
Long-term debt	7,533	1,032	10,266
Long-term lease liabilities	1,635	224	1,434
Other non-current liabilities	62,408	8,550	54,212
Total non-current liabilities	69,348	9,501	67,868
Total liabilities	406,410	55,678	526,658
VIE
Current assets:
Cash and cash equivalents	50,397	6,904	43,690
Restricted cash	1,916	262	1,271
Accounts receivable, net	280,309	38,402	475,992
Prepayments and other current assets	102,237	14,006	66,777
Amounts due from a related party			253
Total current assets	434,859	59,574	587,983
Non-current assets:
Property and equipment, net	8,781	1,203	14,517
Intangible assets, net	57,985	7,944	82,818
Right-of-use assets, net	4,647	637	6,217
Goodwill	65,481	8,971	65,481
Deferred tax assets	31,064	4,256	21,974
Other non-current assets	225,643	30,913	141,383
Total non-current assets	393,601	53,924	332,390
Total assets	828,460	113,498	920,373
Current liabilities:
Accounts payable	145,750	19,968	247,188
Accrued expenses and other current liabilities	32,165	4,407	58,345
Short-term debt	102,848	14,090	92,653
Short-term lease liabilities	2,818	386	3,906
Inter-group balance due to Parent and WFOE	43,306	5,933	44,054
Amounts due to a related party	1,350	185
Total current liabilities	328,237	44,969	446,146
Non-current liabilities:
Deferred tax liabilities	599	82	4,689
Long-term debt	4,706	645	7,533
Long-term lease liabilities	1,635	224	1,434
Other non-current liabilities	62,352	8,542	54,484
Total non-current liabilities	69,292	9,493	68,140
Total liabilities	¥ 397,529	$ 54,462	¥ 514,286